PROVISIONS AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of provisions
The following table provides a continuity of the balances for the following periods:

	Asset retirement obligations	Finance leases	Onerous lease contracts	Other liabilities	Total
Balance, December 31, 2016	$652.3	$37.9	$—	$4.4	$694.6
Incurred during the period	5.4	—	26.5	(1.5)	30.4
Property dispositions	(420.4)	(2.0)	—	—	(422.4)
Expenditures on remediation/provisions settled	(15.9)	(1.7)	(0.3)	(0.6)	(18.5)
Other revisions	3.9	—	—	—	3.9
Accretion (amortization)	11.4	—	—	—	11.4
Balance, December 31, 2017	$236.7	$34.2	$26.2	$2.3	$299.4
Incurred during the period	1.4	—	6.8	(0.4)	7.8
Property dispositions	(0.9)	—	—	—	(0.9)
Expenditures on remediation/provisions settled	(23.2)	(0.8)	(5.6)	(0.2)	(29.8)
Revision due to rate changes (1)	24.6	—	—	—	24.6
Other revisions	(4.1)	—	(3.2)	—	(7.3)
Accretion (amortization)	5.4	—	1.6	—	7.0
Balance, December 31, 2018	$239.9	$33.4	$25.8	$1.7	$300.8

(1)	Relates to the change in the inflation rate from 1.5 percent to 2.0 percent. The offset is recorded in PP&E.

As at December 31, 2018	Asset retirement obligations	Finance leases	Onerous lease contracts	Other liabilities	Total
Current including assets held for sale (1)	$50.0	$0.7	$4.9	$0.1	$55.7
Long term	189.9	32.7	20.9	1.6	245.1
	$239.9	$33.4	$25.8	$1.7	$300.8

As at December 31, 2017
Current	$29.9	$0.9	$4.4	$—	$35.2
Long term	206.8	33.3	21.8	2.3	264.2
	$236.7	$34.2	$26.2	$2.3	$299.4

(1)	Includes $16.0 million of asset retirement obligation related to assets held for sale at December 31, 2018.

Assumptions used to estimate asset retirement obligations
The following assumptions were used to estimate the ARO liability:

	As at
	December 31, 2018	December 31, 2017
Total escalated future costs	$491.7	$420.2
Discount rate, per annum	2.3%	2.3%
Inflation rate, per annum	2.0%	1.5%